GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2018
Segment Reporting [Abstract]
GEOGRAPHIC INFORMATION
NOTE 14:-	GEOGRAPHIC INFORMATION

Allot operates in a single reportable segment. Revenues are based on the location of the Company's channel partners which are considered as end customers, as well as direct customers of the Company:

	Year ended December 31,
	2018	2017	2016

Europe	$45,730	$40,394	$34,279
Asia and Oceania	22,018	13,936	27,700
Americas	14,363	15,532	16,025
Middle East and Africa	13,726	12,130	12,365

	$95,837	$81,992	$90,369

The following are the Company’s major customers:

	Year ended December 31,
	2018	2017	2016

Customer A	22%	32%	25%
Customer B	-	-	17%

	22%	32%	42%

A total percentage of 74% of the Company’s revenues for the year ended December 31, 2018 is attributed to network intelligence solutions, while 26% is attributed to security solutions.

The following presents total long-lived assets as of December 31, 2018 and 2017:

	December 31,
	2018	2017
Long-lived assets:
Israel	$5,931	$4,741
United States	4	14
Other	313	247

	$6,249	$5,002